As filed with the Securities and Exchange Commission on May 6, 2016

Registration Nos. 33-13754, 811-05127

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 51	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

ADVANCE CAPITAL I, INC.

(Exact Name of Registrant as Specified in Charter)

One Towne Square, Suite 444, Southfield, Michigan 48076

(Address of Principal Executive Offices)

(248) 350-8543

(Registrant’s Telephone Number, including Area Code)

Christopher M. Kostiz, President

Advance Capital I, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076

(Name and Address of Agent for Service)

Copy to:

JoAnn Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(614) 469-3200

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or
☐	On , 20 , pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a)(1), or
☐	On , 20 , pursuant to Rule 485(a)(1), or
☐	75 days after filing pursuant to Rule 485(a)(2), or
☐	On , 20 , pursuant to Rule 485(a)(2).

If appropriate, check this box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southfield and the State of Michigan on the 6th of May, 2016.

ADVANCE CAPITAL I, INC.

By:	/s/ CHRISTOPHER M. KOSTIZ
Christopher M. Kostiz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on May 6, 2016.

Name	Title

/s/ CHRISTOPHER M. KOSTIZ	President and Director
Christopher M. Kostiz	(Principal executive officer)

/s/ JULIE A. KATYNSKI	Treasurer
Julie A. Katynski	(Principal accounting officer)

*	Director
Joseph A. Ahern

*	Director
Susan E. Burns

*	Director
Janice E. Loichle

*	Director
Thomas L. Saeli

*By:	/s/ CHRISTOPHER M. KOSTIZ
Christopher M. Kostiz, Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase